Noncash Investing and Financing Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Acquisition of assets through asset exchange	$ 2,091		$ 690
Acquisition of assets through capital lease	7,788	10,341
Seller financing of land purchase	1,500
Acquisition of TXI net assets assumed through issuances of common stock and options (See Note C)	$ 2,691,986